JPMorgan California Municipal Money Market Fund Expense Example - Morgan Shares [Member] - JPMorgan California Municipal Money Market Fund - Morgan	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	215
Expense Example, with Redemption, 5 Years	383
Expense Example, with Redemption, 10 Years	$ 871